Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares	Total
BALANCE at Dec. 31, 2021	$ 54	$ 27,324	$ (836)	$ (1,722)	$ (1,094)	$ 23,726
BALANCE (in Shares) at Dec. 31, 2021	20,057
Comprehensive income (loss)			(237)	5,287		5,050
Dividend paid (Note 6c)				(5,227)		(5,227)
Employees share-based compensation expenses		258				258
Exercise of options issued to employees from treasury shares		(36)			36
Exercise of options issued to employees from treasury shares (in Shares)	67
BALANCE at Dec. 31, 2022	$ 54	27,546	(1,073)	(1,662)	(1,058)	23,807
BALANCE (in Shares) at Dec. 31, 2022	20,124
Comprehensive income (loss)			72	5,167		5,239
Dividend paid (Note 6c)				(4,839)		(4,839)
Employees share-based compensation expenses		281				281
Exercise of options issued to employees from treasury shares		(51)			51
Exercise of options issued to employees from treasury shares (in Shares)	61
BALANCE at Dec. 31, 2023	$ 54	27,776	(1,001)	(1,334)	(1,007)	$ 24,488
BALANCE (in Shares) at Dec. 31, 2023	20,185					20,184,826
Comprehensive income (loss)			(206)	4,630		$ 4,424
Dividend paid (Note 6c)				(4,868)		(4,868)
Employees share-based compensation expenses		252				252
Exercise of options issued to employees from treasury shares		(124)			124
Exercise of options issued to employees from treasury shares (in Shares)	181
BALANCE at Dec. 31, 2024	$ 54	$ 27,904	$ (1,207)	$ (1,572)	$ (883)	$ 24,296
BALANCE (in Shares) at Dec. 31, 2024	20,366					20,366,326